Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Revenue by geographic areas

In millions	Year ended December 31,	2023	2022	2021
Revenues
Canada		$11,570	$11,583	$9,955
U.S.		5,258	5,524	4,522
Total revenues		$16,828	$17,107	$14,477

Long-lived assets by geographic areas

In millions	As at December 31,	2023	2022
Long-lived assets
Canada		$25,530	$24,396
U.S.		19,511	19,611
Total long-lived assets (1)		$45,041	$44,007
(1)The Company defines long-lived assets as Properties and Operating lease right-of-use assets.